Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Long-Term Debt (Tables) [Line Items]
Schedule of long-term debt
	2021	2020
Comerica Bank – Specific Advance Facility Note	$4,994,491	$4,319,492
Comerica Bank – Term Note	11,692,308	12,000,000
Wilmington Trust – Term Note	60,828,000	—
Wilmington Trust – Term Note	66,558,000	—
Kubota Corporation – Term Notes	40,676	46,486
	144,113,475	16,365,978
Less unamortized debt issuance costs	4,562,080	290,570
Long-term debt less debt issuance costs	139,551,395	16,075,408
Less current maturities	5,036,824	1,302,384
Long-term debt	$134,514,571	$14,773,024

	2020	2019
Comerica Bank – Specific Advance Facility Note	$4,259,499	$—
Comerica Bank – Term Note	12,059,993	—
Kubota Corporation – Term Notes	46,486	—
	16,365,978	—
Less unamortized debt issuance costs	290,570	—
Long-term debt less debt issuance costs	16,075,408	—
Less current maturities	1,302,384	—
Long-term debt	$14,773,024	$—

Schedule of future maturities of long-term debt
Year Ending June 30,	Amount
2022	$5,565,191
2023	8,624,191
2024	8,881,191
2025	15,065,903
2026	6,662,000
Thereafter	99,314,999

Total	$144,113,475

Year Ending December 31,	Amount
2021	$1,302,383
2022	2,577,691
2023	2,577,691
2024	9,908,213
Total	$16,365,978

Aria Energy LLC [Member]
Long-Term Debt (Tables) [Line Items]
Schedule of long-term debt
	June 30, 2021	December 31 2020
Notes payable – due October 7, 2020	$—	102,831
Term Loan B – due May 2022	137,978	137,978
Debt origination costs – net of accumulated amortization of $6,700 and $6,208 at June 30, 2021 and December 31, 2020, respectively	(892)	(1,385)
Total	$137,086	239,424

Less:
Current portion of debt	137,978	102,831
Current portion of debt origination costs	(892)	—
Long-term portion	$—	136,593

	December 31
	2020	2019
Notes payable – due October 7, 2020	$102,831	102,831
Term Loan B – due May 2022	137,978	142,385
Revolving Credit Facility	—	4,000
Debt origination costs – net of accumulated amortization of $6,208 and $14,971 at December 31, 2020 and 2019, respectively	(1,385)	(2,766)
Total	239,424	246,450
Less:
Current portion of debt	102,831	106,738
Current portion of debt origination costs	—	(366)
Long-term portion	$136,593	140,078

Schedule of long-term debt
	1% increase	1% decrease
Service cost	$42	57
Interest cost	121	79
Net period benefit cost	$163	136
Benefit obligation	$3,325	4,271
Discount rate	3.22%	1.22%